UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30,

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS SMALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2008

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited)	December 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.9%
193,580	Cooper Tire & Rubber Co.	$1,192,453
39,520	WABCO Holdings Inc.	624,021

	Total Auto Components	1,816,474

Diversified Consumer Services - 1.1%
80,388	Steiner Leisure Ltd. *	2,373,054

Hotels, Restaurants & Leisure - 0.2%
42,830	Brinker International Inc.	451,428

Household Durables - 2.4%
64,213	Snap-on Inc.	2,528,708
106,488	Tupperware Brands Corp.	2,417,278

	Total Household Durables	4,945,986

Leisure Equipment & Products - 0.3%
73,990	Callaway Golf Co.	687,367

Specialty Retail - 2.0%
25,964	Buckle Inc.	566,535
171,364	Cato Corp., Class A Shares	2,587,596
68,590	Penske Automotive Group Inc.	526,771
70,440	Williams-Sonoma Inc.	553,658

	Total Specialty Retail	4,234,560

Textiles, Apparel & Luxury Goods - 1.0%
9,560	Movado Group Inc.	89,769
168,557	Timberland Co., Class A Shares *	1,946,833

	Total Textiles, Apparel & Luxury Goods	2,036,602

	TOTAL CONSUMER DISCRETIONARY	16,545,471

CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 1.9%
105,480	Casey’s General Stores Inc.	2,401,779
47,360	Weis Markets Inc.	1,592,717

	Total Food & Staples Retailing	3,994,496

Food Products - 2.3%
534,825	Del Monte Foods Co.	3,818,651
77,790	Smithfield Foods Inc. *	1,094,505

	Total Food Products	4,913,156

Household Products - 1.0%
349,620	Central Garden and Pet Co., Class A Shares *	2,062,758

	TOTAL CONSUMER STAPLES	10,970,410

ENERGY - 3.0%
Energy Equipment & Services - 1.1%
233,010	ION Geophysical Corp. *	799,224
45,510	National-Oilwell Varco Inc. *	1,112,265
47,203	Superior Well Services Inc. *	472,030

	Total Energy Equipment & Services	2,383,519

Oil, Gas & Consumable Fuels - 1.9%
116,732	Denbury Resources Inc. *	1,274,713
25,510	St. Mary Land & Exploration Co.	518,108
59,892	XTO Energy Inc.	2,112,391

	Total Oil, Gas & Consumable Fuels	3,905,212

	TOTAL ENERGY	6,288,731

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 100.1% (continued)
FINANCIALS - 30.4%
Capital Markets - 1.4%
53,510	GAMCO Investors Inc., Series A	$1,461,893
75,580	Raymond James Financial Inc.	1,294,686
50,940	Thomas Weisel Partners Group Inc. *	240,437

	Total Capital Markets	2,997,016

Commercial Banks - 13.8%
260,855	Cascade Financial Corp.	1,413,834
148,378	Central Pacific Financial Corp.	1,489,715
108,251	City Bank	562,905
33,790	City National Corp.	1,645,573
161,610	CoBiz Financial Inc.	1,574,081
66,438	Cullen/Frost Bankers Inc.	3,367,078
53,595	East-West Bancorp Inc.	855,912
427,911	First Security Group Inc.	1,976,949
47,509	IBERIABANK Corp.	2,280,432
41,002	PAB Bankshares Inc.	180,409
62,130	SVB Financial Group *	1,629,670
235,500	Synovus Financial Corp.	1,954,650
25,900	Tompkins Trustco Inc.	1,500,905
280,561	UCBH Holdings Inc.	1,930,260
213,285	Umpqua Holdings Corp.	3,086,234
67,130	Webster Financial Corp.	925,051
115,110	Wintrust Financial Corp.	2,367,813

	Total Commercial Banks	28,741,471

Diversified Financial Services - 1.2%
98,936	Financial Federal Corp.	2,302,240
Insurance - 8.2%
116,950	Allied World Assurance Holdings Ltd.	4,748,170
24,000	Arch Capital Group Ltd. *	1,682,400
172,334	CNA Surety Corp. *	3,308,813
86,040	EMC Insurance Group Inc.	2,206,926
460,860	Meadowbrook Insurance Group Inc.	2,967,938
72,940	Zenith National Insurance Corp.	2,302,716

	Total Insurance	17,216,963

Real Estate Investment Trusts (REITs) - 5.0%
69,043	American Land Lease Inc.	954,174
161,670	BioMed Realty Trust Inc.	1,894,772
2,660	Cogdell Spencer Inc.	25,306
17,310	Corporate Office Properties Trust	531,417
114,237	Cousins Properties Inc.	1,582,183
96,560	iStar Financial Inc.	215,329
94,394	LaSalle Hotel Properties	1,043,054
80,840	Mid-America Apartment Communities Inc.	3,004,014
16,540	Saul Centers Inc.	653,330
20,830	Washington Real Estate Investment Trust	589,489

	Total Real Estate Investment Trusts (REITs)	10,493,068

Thrifts & Mortgage Finance - 0.9%
75,640	MGIC Investment Corp.	263,227
150,530	Westfield Financial Inc.	1,553,470

	Total Thrifts & Mortgage Finance	1,816,697

	TOTAL FINANCIALS	63,567,455

HEALTH CARE - 6.6%
Biotechnology - 2.5%
74,892	iShares Nasdaq Biotechnology Index Fund	5,321,077

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

SHARES	SECURITY	VALUE
HEALTH CARE - 6.6% (continued)
Health Care Equipment & Supplies - 0.4%
173,463	National Dentex Corp. *	$789,257

Health Care Providers & Services - 3.2%
180,241	Cross Country Healthcare Inc. *	1,584,318
110,020	LifePoint Hospitals Inc. *	2,512,857
168,680	RehabCare Group Inc. *	2,557,189

	Total Health Care Providers & Services	6,654,364

Health Care Technology - 0.2%
200,511	MedQuist Inc.	411,047

Life Sciences Tools & Services - 0.3%
132,900	Enzo Biochem Inc. *	649,881

	TOTAL HEALTH CARE	13,825,626

INDUSTRIALS - 22.6%
Aerospace & Defense - 3.0%
105,968	HEICO Corp., Class A Shares	3,068,833
150,659	Limco-Piedmont Inc. *	456,497
110,044	Orbital Sciences Corp. *	2,149,159
67,620	Spirit AeroSystems Holdings Inc. *	687,696

	Total Aerospace & Defense	6,362,185

Air Freight & Logistics - 0.7%
134,090	Pacer International Inc.	1,398,559

Building Products - 2.6%
230,392	Gibraltar Industries Inc.	2,750,881
216,216	Patrick Industries Inc. *	131,459
95,890	Simpson Manufacturing Co. Inc.	2,661,906

	Total Building Products	5,544,246

Commercial Services & Supplies - 0.8%
48,471	United Stationers Inc. *	1,623,294

Construction & Engineering - 2.0%
44,270	Dycom Industries Inc. *	363,899
100,282	EMCOR Group Inc. *	2,249,325
68,270	Perini Corp. *	1,596,153

	Total Construction & Engineering	4,209,377

Electrical Equipment - 2.2%
32,510	Hubbell Inc., Class B Shares	1,062,427
96,070	Regal-Beloit Corp.	3,649,699

	Total Electrical Equipment	4,712,126

Machinery - 7.8%
121,666	Albany International Corp., Class A Shares	1,562,191
58,551	IDEX Corp.	1,414,007
82,019	Kaydon Corp.	2,817,353
116,566	Kennametal Inc.	2,586,600
59,810	Mueller Industries Inc.	1,500,035
114,380	RBC Bearings Inc. *	2,319,626
111,697	Sauer-Danfoss Inc.	977,349
77,358	Wabtec Corp.	3,074,980

	Total Machinery	16,252,141

Marine - 1.1%
82,190	Kirby Corp. *	2,248,718

Professional Services - 1.9%
45,260	Korn/Ferry International *	516,869
164,356	TrueBlue Inc. *	1,572,887

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

SHARES	SECURITY	VALUE
Professional Services - 1.9% (continued)
37,545	Watson Wyatt Worldwide Inc., Class A Shares	$1,795,402

	Total Professional Services	3,885,158

Road & Rail - 0.5%
42,500	J.B. Hunt Transport Services Inc.	1,116,475

	TOTAL INDUSTRIALS	47,352,279

INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 3.1%
36,091	Bel Fuse Inc., Class B Shares	765,129
84,902	Black Box Corp.	2,217,640
155,870	Digi International Inc. *	1,264,106
173,950	Plantronics Inc.	2,296,140

	Total Communications Equipment	6,543,015

Computers & Peripherals - 0.4%
57,307	Rimage Corp. *	768,487

IT Services - 1.6%
247,197	Perot Systems Corp., Class A Shares *	3,379,183

Semiconductors & Semiconductor Equipment - 5.1%
538,370	Entegris Inc. *	1,179,030
472,010	Exar Corp. *	3,148,307
285,970	Fairchild Semiconductor International Inc. *	1,398,393
187,450	OmniVision Technologies Inc. *	984,113
415,560	ON Semiconductor Corp. *	1,412,904
256,270	Verigy Ltd. *	2,465,317

	Total Semiconductors & Semiconductor Equipment	10,588,064

Software - 5.4%
112,400	Citrix Systems Inc. *	2,649,268
126,243	EPIQ Systems Inc. *	2,109,520
660,100	Lawson Software Inc. *	3,128,874
100,452	McAfee Inc. *	3,472,626

	Total Software	11,360,288

	TOTAL INFORMATION TECHNOLOGY	32,639,037

MATERIALS - 4.0%
Chemicals - 0.6%
59,950	Ferro Corp.	422,647
27,400	Koppers Holdings Inc.	592,388
100,610	PolyOne Corp. *	316,922

	Total Chemicals	1,331,957

Construction Materials - 0.2%
6,792	Vulcan Materials Co.	472,587

Containers & Packaging - 1.2%
71,932	AptarGroup Inc.	2,534,884

Metals & Mining - 1.9%
49,370	Carpenter Technology Corp.	1,014,060
21,900	Cliffs Natural Resources Inc.	560,859
58,936	Haynes International Inc. *	1,451,004
16,660	Olympic Steel Inc.	338,458
13,300	Schnitzer Steel Industries Inc., Class A Shares	510,283

	Total Metals & Mining	3,874,664

Paper & Forest Products - 0.1%
153,070	Louisiana-Pacific Corp.	238,789

	TOTAL MATERIALS	8,452,881

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	December 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 100.1% (continued)
UTILITIES - 4.8%
Electric Utilities - 2.3%
26,797	MGE Energy Inc.	$884,301
278,650	NV Energy Inc.	2,755,849
56,270	Portland General Electric Co.	1,095,577

	Total Electric Utilities	4,735,727

Gas Utilities - 2.2%
44,204	New Jersey Resources Corp.	1,739,427
64,834	Northwest Natural Gas Co.	2,867,608

	Total Gas Utilities	4,607,035

Multi-Utilities - 0.3%
62,320	CMS Energy Corp.	630,055

	TOTAL UTILITIES	9,972,817

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $264,421,217)	209,614,707

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.6%
Repurchase Agreement - 2.6%
$5,478,000	Interest in $102,277,000 joint tri-party repurchase agreement dated 12/31/08 with Deutsche Bank Securities Inc., 0.050% due 1/2/09; Proceeds at maturity - $5,478,015; (Fully collateralized by various U.S. government agency obligations, 6.000% to 7.500% due 10/1/37 to 9/1/38; Market value - $5,587,560) (Cost - $5,478,000)	5,478,000

	TOTAL INVESTMENTS - 102.7% (Cost - $269,899,217#)	215,092,707
	Liabilities in Excess of Other Assets - (2.7)%	(5,564,705)

	TOTAL NET ASSETS - 100.0%	$209,528,002

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Effective October 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	DECEMBER 31, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$215,092,707	$209,614,707	$5,478,000	—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$30,636,918
Gross unrealized depreciation	(85,443,428)

Net unrealized depreciation	$(54,806,510)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	February 26, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date:	February 26, 2009